Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Accounts Receivable, Net [Abstract]
Accounts receivable, gross	¥ 496,381	$ 71,494	¥ 565,197
Allowance for doubtful accounts	(91,348)	(13,157)	(58,846)	$ (8,476)	¥ (23,767)	¥ (20,584)
Accounts receivable, net	¥ 405,033	$ 58,337	¥ 506,351